CONSOLIDATED STATEMENTS OF NET EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Petroleum and natural gas sales	CAD 1,098,838	CAD 882,791
Royalties	(74,476)	(54,284)
Petroleum and natural gas revenue	1,024,362	828,507
EXPENSES
Operating	242,267	222,185
Transportation	43,448	39,511
Equity based compensation	61,579	69,235
(Gain) loss on derivative instruments	(3,659)	72,617
Interest expense	57,313	56,957
General and administration	54,373	52,829
Foreign exchange gain	(74,058)	(3,249)
Other income	(37)	(3,896)
Accretion	26,971	24,783
Depletion and depreciation	491,683	528,002
Impairment	0	14,762
Gain on business combination	0	(22,001)
Expenses, by nature	899,880	1,051,735
EARNINGS (LOSS) BEFORE INCOME TAXES	124,482	(223,228)
TAXES
Deferred	30,117	(82,855)
Current	32,107	19,678
Tax expense (income), continuing operations	62,224	(63,177)
NET EARNINGS (LOSS)	62,258	(160,051)
OTHER COMPREHENSIVE INCOME (LOSS)
Currency translation adjustments	41,490	(83,308)
COMPREHENSIVE INCOME (LOSS)	CAD 103,748	CAD (243,359)
NET EARNINGS (LOSS) PER SHARE
Basic	CAD 0.52	CAD (1.38)
Diluted	CAD 0.51	CAD (1.38)
WEIGHTED AVERAGE SHARES OUTSTANDING ('000s)
Basic	120,582	115,695
Diluted	122,408	115,695